Document And Entity Information	3 Months Ended
Mar. 31, 2013
Document And Entity Information
Entity Registrant Name	Cardinal Energy Group, Inc.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001408351
Entity Filer Category	Smaller Reporting Company
Document Period End Date	Mar. 31, 2013